Note 30 - Cash flow disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Note 30 - Cash flow disclosures
Disclosure of detailed information about cash flow disclosures [text block]
		Year ended December 31,
		2024	2023	2022
(i)	Changes in working capital (*)
	Inventories	184,996	186,903	(1,329,865)
	Receivables and prepayments, contract assets and current tax assets	(60,456)	64,000	(155,449)
	Trade receivables	550,334	153,920	(1,208,278)
	Other liabilities	(100,133)	28,275	57,389
	Customer advances	(71,100)	(101,646)	151,066
	Trade payables	(216,724)	(149,024)	353,892
		286,917	182,428	(2,131,245)
(ii)	Income tax accruals less payments
	Tax accrued	479,680	674,956	617,236
	Taxes paid	(702,190)	(818,347)	(359,585)
		(222,510)	(143,391)	257,651
(iii)	Interest accruals less payments, net
	Interest accrued, net	(181,107)	(106,612)	(34,080)
	Interest received	240,809	147,473	68,335
	Interest paid	(60,769)	(94,341)	(32,775)
		(1,067)	(53,480)	1,480

(*) Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S dollar.